Intangible Assets - Summary of Intangible Assets (Detail) - CAD ($) $ in Millions	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Disclosure of intangible assets and goodwill [line items]
Carrying amount	$ 494.9	$ 603.8	$ 665.1
Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	822.6	868.5
Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	327.7	264.7
Goodwill [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	179.6	252.3	252.3
Goodwill [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	179.6	252.3
Goodwill [member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	0.0	0.0
Trademark [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	122.7	138.2	164.6
Trademark [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	122.7	138.2
Trademark [member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	0.0	0.0
Software and licenses [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	173.9	169.7	173.6
Software and licenses [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	389.7	344.2
Software and licenses [member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	215.8	174.5
Patents [Member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	18.7	33.6	40.2
Patents [Member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	47.5	45.7
Patents [Member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	28.8	12.1
Dealer network [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	0.0	0.0	23.0
Dealer network [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	48.4	50.8
Dealer network [member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	48.4	50.8
Customer relationships [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	0.0	10.0	$ 11.4
Customer relationships [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	34.7	37.3
Customer relationships [member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	$ 34.7	$ 27.3